Receivable from Related Party and Other Non-current Financial Assets - Summary of Receivable from Related Party and Other Non-current Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Receivable from related party	$ 1,367,586	$ 979,544
Current assets	1,367,586	979,544
Receivable from related party and other non-current financial assets:
Receivable from related party	1,788,698	2,996,740
Available for sale investments	8,441	4,344
Other	6,935	935
Receivable from related party and other financial assets	$ 1,804,074	$ 3,002,019